TAXES ON INCOME (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Gross unrecognized tax benefits	$ 498	$ 3,309	$ 3,528
Increase in tax positions taken in prior years	0	0	270
Decrease in tax positions taken in prior years	(156)	(2,811)	(489)
Gross unrecognized tax benefits	$ 342	$ 498	$ 3,309